As filed with the Securities and Exchange Commission December 21, 2001

                                                    File Nos. 2-11346
                                                              811-537

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post Effective Amendment No.   84                          (X)
                               ---

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   30                                         (X)
                ---

                        FRANKLIN CUSTODIAN FUNDS, INC.
                        ------------------------------
              (Exact Name of Registrant as Specified in Charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                (650) 312-2000
                                --------------
             (Registrant's Telephone Number, Including Area Code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b)
    [x] on January 1, 2002 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

    The Registrant's Class A, B and C prospectus and statement of additional information dated February 1, 2001, as filed with the Securities and Exchange Commission under Form Type 485BPOS on October 29, 2001 (File Nos. 2-11346 and 811-00537) are hereby incorporated by reference.



o FCF P-2

                        SUPPLEMENT DATED JANUARY 1, 2002
                              TO THE PROSPECTUS OF
                         FRANKLIN CUSTODIAN FUNDS, INC.
  (DYNATECH, GROWTH, INCOME, U.S. GOVERNMENT SECURITIES, AND UTILITIES SERIES)
                             DATED FEBRUARY 1, 2001

The prospectus is amended as follows:

 I. a. The existing Class B of the Income Series is renamed Class B1 and is closed to new investors. If you were a shareholder of record on October 31, 2001, you may continue to add to your account subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend or capital gain distributions. The Fund reserves the right to modify this policy at any time.

   b. A new Class B is open to new investors.

   c. As of January 1, 2002, the Growth, Utilities, and U.S. Government Securities Series offer five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

   d. As of January 1, 2002, the Income Series offers six classes of shares:
 Class A, Class B, Class B1 (for existing shareholders only), Class C, Class R and Advisor Class.

   e. As of January 1, 2002, the DynaTech Series offers three classes of shares: Class A, Class B and Class C.

II. Footnote 1 in the "Performance" section of the DynaTech Series, on page 7 is replaced with the following:

 1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2001, the Fund's year-to-date return was -21.21% for Class A.

III. The following information is added to the section "Financial Highlights" for the DynaTech Series, on page 11:


CLASS A                                     YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                 28.60
                                            -----------------------------------
 Net investment income/1                               .44
 Net realized and unrealized loss                    (9.70)
                                            -----------------------------------
Total from investment operations                     (9.26)
 Distributions from net investment income             (.58)
Total distributions                                   (.58)
Net asset value, end of period                       18.76
                                            ===================================
Total return (%)/2                                  (32.86)

RATIONS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)              530,074
Ratios to average net assets: (%)
 Expenses                                              .95
 Net investment income                                1.93
Portfolio turnover rate (%)                           4.07


 CLASS B                                     YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                 28.45
                                            -----------------------------------
 Net investment income/1                               .25
 Net realized and unrealized loss                    (9.62)
                                            -----------------------------------
Total from investment operations                     (9.37)
 Distributions from net investment income             (.51)
Net asset value, end of period                       18.57
                                            ===================================
Total return (%)/2                                  (33.37)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                5,473
Ratios to average net assets: (%)
 Expenses                                             1.70
 Net investment income                                1.13
Portfolio turnover rate (%)                           4.07


CLASS C                                     YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                 27.95
                                            -----------------------------------
 Net investment income/1                               .27
 Net realized and unrealized loss                    (9.50)
                                            -----------------------------------
Total from investment operations                     (9.23)
 Distributions from net investment income             (.38)
Net asset value, end of period                       18.34
                                            ===================================
Total return (%)/2                                  (33.36)

RATIONS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                77,204
Ratios to average net assets: (%)
 Expenses                                             1.70
 Net investment income                                1.19
Portfolio turnover rate (%)                           4.07

---------
1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
---------

IV. The second paragraph of the "Main Investment Strategies" section on page 13 of the Growth Series is replaced with the following:

 The Fund may invest up to 40% of its assets in smaller companies, as well as in companies in new and emerging industries where growth is expected to be above average. Smaller company stocks are generally those with market capitalizations of less than $1.5 billion. The Fund generally invests up to 25% of its assets in foreign securities.

V. The fourth paragraph of the "Main Investment Strategies" section on page 13 of the Growth Series is replaced with the following:

 The Fund's manager is a research driven, fundamental investor, generally pursuing a "buy-and-hold" growth strategy. The Fund has historically had low portfolio turnover, and its portfolio turnover is expected to be significantly lower than that of comparable actively managed equity funds. Because the Fund uses a "buy and hold" investment strategy the Fund's portfolio securities may have a higher level of unrealized capital appreciation than if the Fund did not use these strategies. During periods of net redemptions of Fund shares or when market conditions warrant, the manager may sell these securities, generating a higher level of taxable gain for shareholders than would occur if the Fund had not used these strategies.

 As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and/or share price. Such advantages as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership are all factors the manager believes point to strong growth potential.

VI. The "Foreign Securities" section on page 16 of the Growth Series is replaced with the following:

 FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

 CURRENCY EXCHANGE RATES. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less U.S. dollars. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear at this time.

 POLITICAL AND ECONOMIC DEVELOPMETNS. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund's investments.

 TRADING PRACTICES. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

VII. Footnote 1 in the "Performance" section of the Growth Series, on page 17 is revised as follows:

 1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2001, the Fund's year-to-date return was -20.61% for Class A.

VIII. The section "Fees and Expenses" of the Growth Series, on page 18 is replaced with the following:

FEES AND EXPENSES
-----------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                       CLASS A   CLASS B   CLASS C   CLASS R/1
------------------------------------------------------------------------------
Maximum sales charge (load) as a
 percentage of offering price           5.75%     4.00%     1.99%     1.00%
  Load imposed on purchases             5.75%     None      1.00%     None
  Maximum deferred sales charge (load)  None/2    4.00%/3   0.99%/4   1.00%

Please see "Choosing a Share Class" on page 58 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

                                       CLASS A   CLASS B   CLASS C   CLASS R/1
------------------------------------------------------------------------------
Management fees                         0.46%     0.46%     0.46%     0.46%
Distribution and service
 (12b-1) fees                           0.25%     1.00%     1.00%     0.50%
Other expenses                          0.20%     0.20%     0.20%     0.20%
                                       ----------------------------------------
Total annual Fund operating expenses    0.91%     1.66%     1.66%     1.16%
                                       ========================================

---------
1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended September 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 59) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year    3 Years   5 Years   10 Years
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
Class A                              $663/1    $848      $1,050    $1,630
Class B                              $569      $823      $1,102    $1,766/2
Class C                              $366      $618        $993    $2,046
Class R                              $218      $368        $638    $1,409
If you do not sell your shares:
Class B                              $169      $523        $902    $1,766/2
Class C                              $267      $618        $993    $2,046
Class R                              $118      $368        $638    $1,409

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
---------

IX. The following information is added to the section "Financial Highlights" for the Growth Series, on pages 21-22:


CLASS A                                     YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                   36.91
                                            -----------------------------------
 Net investment income/1                                 .23
 Net realized and unrealized loss                      (7.26)
                                            -----------------------------------
Total from investment operations                       (7.03)
                                            -----------------------------------
 Distributions from net investment income               (.40)
 Distributions from net realized gains                 (1.67)
                                            -----------------------------------
Total distributions                                    (2.07)
                                            -----------------------------------
Net asset value, end of period                         27.81
                                            ===================================
Total return (%)/2                                    (20.12)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                1,657,387
Ratios to average net assets: (%)
 Expenses                                                .91
 Net investment income                                   .69
Portfolio turnover rate (%)                              .29


CLASS B                                     YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                   36.54
                                            -----------------------------------
 Net investment income/1                                (.03)
 Net realized and unrealized loss                      (7.18)
                                            -----------------------------------
Total from investment operations                       (7.21)
                                            -----------------------------------
 Distributions from net investment income               (.20)
 Distributions from net realized gains                 (1.67)
Total Distributions                                    (1.87)
                                            -----------------------------------
Net asset value, end of period                         27.46
                                            ===================================
Total return (%)/2                                    (20.74)

RATIONS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                 66,095
Ratios to average net assets: (%)
 Expenses                                               1.66
 Net investment income                                  (.10)
Portfolio turnover rate (%)                              .29


CLASS C                                     YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                   36.19
                                            -----------------------------------
 Net investment income/1                                (.02)
 Net realized and unrealized loss                      (7.13)
                                            -----------------------------------
Total from investment operations                       (7.15)
                                            -----------------------------------
 Distributions from net investment income               (.13)
 Distributions from net realized gains                 (1.67)
Total Distributions                                    (1.80)
                                            -----------------------------------
Net asset value, end of period                         27.24
                                            ===================================
Total return (%)/2                                    (20.72)

RATIONS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                 310,650
Ratios to average net assets: (%)
 Expenses                                               1.66
 Net investment income                                  (.06)
Portfolio turnover rate (%)                              .29

---------
1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
---------

X. The fourth paragraph of the "Main Investment Strategies" of the Income Series is replaced with the following:

 The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Fund will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Rating Group (S&P(R)) and Moody's Investors Service, Inc. (Moody's) are considered "investment grade." The Fund generally invests in securities rated at least Caa by Moody's or CCC by S&P or unrated securities the Fund's manager determines are comparable. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

 As of September 30, 2001, approximately 32.5% of the Fund's net assets were invested in lower rated and comparable quality unrated debt securities.

XI. Footnote 1 in the "Performance" section of the Income series, on page 30 is replaced with the following:

 1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2001, the Fund's year-to-date return was -3.00% for Class A.

XII. The section "Fees and Expenses" for the Income Series, on page 31, is replaced with the following:

FEES AND EXPENSES
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                             CLASS A   CLASS B/4  CLASS B1  CLASS C   CLASS R/5
-------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering
 price                        4.25%     4.00%      4.00%       1.99%     1.00%
  Load imposed on purchases   4.25%     None       None        1.00%     None
  Maximum deferred sales
   charge (load)              None/1    4.00%/2    4.00%/2     0.99%/3   1.00%

Please see "Choosing a Share Class" on page 58 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                             CLASS A   CLASS B/4  CLASS B1  CLASS C   CLASS R/5
-------------------------------------------------------------------------------
Management fees               0.46%     0.46%      0.46%       0.46%     0.46%
Distribution and service
 (12b-1) fees                 0.15%     1.00%      0.65%       0.65%     0.50%
Other expenses                0.12%     0.12%      0.12%       0.12%     0.12%
                            ---------------------------------------------------
Total annual Fund operating
  expenses                    0.73%     1.58%      1.23%       1.23%     1.08%
                            ===================================================

---------
1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 59) and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.
4. The Fund began offering Class B shares on November 1, 2001. Annual Fund operating expenses for Class B are based on the expenses for Class B1 for the fiscal year ended September 30, 2000. The distribution and service (12b-1) fees are based on the maximum fees allowed under the Rule 12b-1 plan for Class B.
5. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended September 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year     3 Years    5 Years    10 Years
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
Class A                            $496/1     $648          $814    $1,293
Class B                            $561       $799       $1,060     $1,650
Class B1                           $525       $690         $876     $1,350/2
Class C                            $323       $486         $769     $1,574
Class R                            $210       $343         $595     $1,317
If you do not sell your shares:
Class B                            $161       $499         $860     $1,650
Class B1                           $125       $390         $676     $1,350/2
Class C                            $224       $486         $769     $1,574
Class R                            $110       $343         $595     $1,317

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B and B1 shares to Class A shares after eight years, lowering your annual expenses from that time on.
---------

XIII. The following information is added to the section "Financial Highlights" for the Income Series, on pages 34-35:

CLASS A                                     YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                    2.35
                                            -----------------------------------
 Net investment income/1                                 .17
 Net realized and unrealized loss                       (.15)
                                            -----------------------------------
Total from investment operations                        (.02)
                                            -----------------------------------
 Distributions from net investment income               (.18)
 Distributions from net realized gains                  (.03)
                                            -----------------------------------
Total distributions                                     (.21)
                                            -----------------------------------
Net asset value, end of period                          2.16
                                            ===================================
Total return (%)/2                                       .58

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                5,960,990
Ratios to average net assets: (%)
 Expenses                                                .73
 Net investment income                                  7.54
Portfolio turnover rate (%)                            28.13


CLASS B1                                    YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                    2.35
                                            -----------------------------------
 Net investment income/1                                 .16
 Net realized and unrealized loss                       (.14)
                                            -----------------------------------
Total from investment operations                        (.02)
                                            -----------------------------------
 Distributions from net investment income               (.17)
 Distributions from net realized gains                  (.03)
                                            -----------------------------------
Total distributions                                     (.20)
                                            -----------------------------------
Net asset value, end of period                          2.17
                                            ===================================
Total return (%)/2                                       .10

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                  446,245
Ratios to average net assets: (%)
 Expenses                                               1.23
 Net investment income                                  7.02
Portfolio turnover rate (%)                            28.13


CLASS C                                     YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                    2.36
                                            -----------------------------------
 Net investment income/1                                 .16
 Net realized and unrealized loss                       (.15)
                                            -----------------------------------
Total from investment operations                         .01
                                            -----------------------------------
 Distributions from net investment income               (.17)
 Distributions from net realized gains                  (.03)
                                            -----------------------------------
Total distributions                                     (.20)
                                            -----------------------------------
Net asset value, end of period                          2.17
                                            ===================================
Total return (%)/2                                       .09

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                1,080,315
Ratios to average net assets: (%)
 Expenses                                               1.23
 Net investment income                                  7.04
Portfolio turnover rate (%)                            28.13

---------
1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
---------

XIV. Footnote 1 to the "Performance" Section of the Utilities Series, on page 41 is replaced with the following:

 1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2001, the Fund's year-to-date return was -10.87% for Class A.

XV. The section "Fees and Expenses" of the Utilities Series, on page 42 is replaced with the following:

FEES AND EXPENSES
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT))

                                  CLASS A    CLASS B    CLASS C    CLASS R/1
------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering
  price                           4.25%      4.00%      1.99%      1.00%
  Load imposed on purchases       4.25%      None       1.00%      None
  Maximum deferred sales
   charge (load)                  None/2     4.00%/3    0.99%/4    1.00%

Please see "Choosing a Share Class" on page 58 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                  CLASS A    CLASS B    CLASS C    CLASS R/1
------------------------------------------------------------------------------
Management fees                   0.47%      0.47%      0.47%      0.47%
Distribution and service
 (12b-1) fees                     0.14%      0.65%      0.65%      0.50
Other expenses                    0.18%      0.18%      0.18%      0.18%
                                ===============================================
Total annual Fund operating
 expenses                         0.79%      1.30%      1.30%      1.15%

---------
1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended September 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 59) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year     3 Years    5 Years    10 Years
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
Class A                            $502/1     $667       $845       $1,361
Class B                            $532       $712       $913       $1,427
Class C                            $330       $508       $806       $1,652
Class R                            $217       $365       $633       $1,398
If you do not sell your shares:
Class B                            $132       $412       $713       $1,427/2
Class C                            $231       $508       $806       $1,652
Class R                            $117       $365       $633       $1,398

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
---------

XVI. The following information is added to the section "Financial Highlights" for the Utilities Series, on pages 45-46:

CLASS A                                    YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                   10.89
                                            -----------------------------------
 Net investment income/1                                 .46
 Net realized and unrealized loss                       (.86)
                                            -----------------------------------
Total from investment operations                         .40
                                            -----------------------------------
 Distributions from net investment income               (.45)
 Distributions from net realized gains                  (.02)
                                            -----------------------------------
Total distributions                                     (.47)
                                            -----------------------------------
Net asset value, end of period                         10.02
                                            ===================================
Total return (%)/2                                     (4.03)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                1,349,027
Ratios to average net assets: (%)
 Expenses                                                .79
 Net investment income                                  4.26
Portfolio turnover rate (%)                            34.03


CLASS B                                   YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                   10.90
                                            -----------------------------------
 Net investment income/1                                 .41
 Net realized and unrealized loss                       (.87)
                                            -----------------------------------
Total from investment operations                        (.46)
                                            -----------------------------------
 Distributions from net investment income               (.40)
 Distributions from net realized gains                  (.02)
                                            -----------------------------------
Total distributions                                     (.42)
                                            -----------------------------------
Net asset value, end of period                         10.02
                                            ===================================
Total return (%)/2                                     (4.58)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                  15,212
Ratios to average net assets: (%)
 Expenses                                               1.30
 Net investment income                                  3.74
Portfolio turnover rate (%)                            34.03

CLASS C                                    YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                   10.88
                                            -----------------------------------
 Net investment income/1                                 .41
 Net realized and unrealized loss                       (.87)
                                            -----------------------------------
Total from investment operations                        (.46)
                                            -----------------------------------
 Distributions from net investment income               (.39)
 Distributions from net realized gains                  (.02)
                                            -----------------------------------
Total distributions                                     (.41)
                                            -----------------------------------
Net asset value, end of period                         10.01
                                            ===================================
Total return (%)/2                                     (4.50)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                  44,985
Ratios to average net assets: (%)
 Expenses                                               1.30
 Net investment income                                  3.76
Portfolio turnover rate (%)                            34.03

---------
1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
---------

XVII. Footnote 1 in the "Performance" section of the U.S. Government Securities Series on page 51 is revised as follows:

 1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2001, the Fund's year-to-date return was 7.59% for Class A.


XVIII. The section "Fees and Expenses" of the U.S. Government Securities Series on page 52 is replaced with the following:

FEES AND EXPENSES
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                  Class A    Class B    Class C    Class R/1
------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering
 price                             4.25%      4.00%      1.99%      1.00%
  Load imposed on purchases        4.25%      None       1.00%      None
  Maximum deferred sales
   charge (load)                   None/2     4.00%/3    0.99%/4    1.00%

Please see "Choosing a Share Class" on page 58 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                  Class A    Class B    Class C    Class R/1
------------------------------------------------------------------------------
Management fees                    0.46%      0.46%      0.46%      0.46%
Distribution and service
 (12b-1) fees                      0.11%      0.65%      0.65%      0.50%
Other expenses                     0.11%      0.11%      0.11%      0.11%
                               ================================================
Total annual Fund operating
 expenses                          0.68%      1.22%      1.22%      1.07%

---------
1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class A, B and C for the fiscal year ended September 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 59) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year     3 Years    5 Years    10 Years
------------------------------------------------------------------------------
If you sell your shares at the end of the period:
Class A                            $492/1   $633        $788       $1,236
Class B                            $524     $687        $870       $1,327/2
Class C                            $322     $483        $764       $1,563
Class R                            $209     $340        $590       $1,306
If you do not sell your shares:
Class B                            $124     $387        $670       $1,327/2
Class C                            $223     $483        $764       $1,563
Class R                            $109     $340        $590       $1,306

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
---------

XIX. The following information is added to the section "Financial Highlights" for the U. S. Government Securities Series, on pages 55-56:

CLASS A                                     YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                    6.63
                                            -----------------------------------
 Net investment income/1                                 .41
 Net realized and unrealized gains                       .33
                                            -----------------------------------
Total from investment operations                         .74
                                            -----------------------------------
 Distributions from net investment income               (.44)
Net assets value, end of period                         6.93
                                             ===================================
Total return (%)/2                                     11.52

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                7,197,334
Ratios to average net assets: (%)
 Expenses                                                .68
 Net investment income                                  6.12
Portfolio turnover rate (%)/3                          19.18


CLASS B                                     YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                    6.63
                                            -----------------------------------
 Net investment income/1                                 .37
 Net realized and unrealized gains                       .33
                                            -----------------------------------
Total from investment operations                         .70
                                            -----------------------------------
 Distributions from net investment income               (.40)
Net assets value, end of period                         6.93
                                             ===================================
Total return (%)/2                                     10.94

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                  225,517
Ratios to average net assets: (%)
 Expenses                                               1.22
 Net investment income                                  5.51
Portfolio turnover rate (%)/3                          19.18


CLASS C                                     YEAR ENDED SEPTEMBER 30, 2001
-------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of period                    6.61
                                            -----------------------------------
 Net investment income/1                                 .37
 Net realized and unrealized gains                       .33
                                            -----------------------------------
Total from investment operations                         .70
                                            -----------------------------------
 Distributions from net investment income               (.40)
Net assets value, end of period                         6.91
                                             ===================================
Total return (%)/2                                     10.96

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                  422,114
Ratios to average net assets: (%)
 Expenses                                               1.22
 Net investment income                                  5.55
Portfolio turnover rate (%)/3                          19.18

---------
1. Based on average shares outstanding.
2. Total return does not include sales charges, and is not annualized.
3. Maturity of U.S. government issues and the reinvestment of the proceeds thereof are considered as purchases and sales of securities in computing the portfolio turnover rate.
---------

XX. Under the section "Your Account" on page 58, all referrals to Class B shares shall apply to Class B1 shares, except the following:

 a. The paragraph "Distribution and Service (12b-1) Fees" on page 60 is amended as follows:

  Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Dynatech Series, Growth Series and Income Series to pay distribution and other fees of up to 1% per year and Utilities Series and U.S. Government Securities Series to pay distribution and other fees up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Class B1 has a distribution plan that allows Income Series to pay distribution and other fees of up to 0.65% per year for the sale of Class B1 shares and for services provided to shareholders. Because the fees are paid out of Class B and Class B1's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

 b. The section "Dealer Compensation" on pages 74-75 is replaced with the following. Changes relating to the offering of R shares is also included:

  DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

DYNATECH AND GROWTH SERIES           CLASS A    CLASS B     CLASS C   CLASS R
------------------------------------------------------------------------------
COMMISSION (%)                       --          4.00        2.00/3     1.00/5
Investment under $50,000             5.00        --          --         --
$50,000 but under $100,000           3.75        --          --         --
$100,000 but under $250,000          2.80        --          --         --
$250,000 but under $500,000          2.00        --          --         --
$500,000 but under $1 million        1.60        --          --         --
$1 million or more             up to 1.00/1      --          --         --
12b-1 FEE TO DEALER                  0.25/1      0.25/2      1.00/4     0.35/5


UTILITIES AND U.S. GOVERNMENT
   SECURITIES SERIES                 CLASS A    CLASS B     CLASS C   CLASS R
------------------------------------------------------------------------------
COMMISSION (%)                       --          3.00       2.00/3      1.00/5
Investment under $100,000            4.00        --         --          --
$100,000 but under $250,000          3.25        --         --          --
$250,000 but under $500,000          2.25        --         --          --
$500,000 but under $1 million        1.85        --         --          --
$1 million or more             up to 0.75/1      --         --          --
12b-1 FEE TO DEALER                  0.15/1      0.15/2     0.65/4      0.35/5


INCOME SERIES                        CLASS A    CLASS B     CLASS B1  CLASS C   CLASS R
-------------------------------------------------------------------------------------------
COMMISSION (%)                       --         4.00        3.00        2.00/3   1.00/5
Investment under $100,000            4.00       --          --          --       --
$100,000 but under $250,000          3.25       --          --          --       --
$250,000 but under $500,000          2.25       --          --          --       --
$500,000 but under $1 million        1.85       --          --          --       --
$1 million or more             up to 0.75/1     --          --          --       --
12b-1 FEE TO DEALER                  0.15/1     0.25/2      0.15/2      0.65/4   0.35/5

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

Market Timers. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

------
1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
2. Dealers may be eligible to receive up to 0.25% for the DynaTech, Growth and Income Class B Series and 0.15% for Income Class B1, Utilities and U.S. Government Securities Series from the date of purchase. After 8 years, Class B and Class B1 shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
3. Commission includes advance of the first year's 12b-1 service fee 0.25% for DynaTech and Growth Series and 0.15% for Income, Utilities and U.S. Government Securities Series.
4. Dealers may be eligible to receive up to 0.25% for DynaTech and Growth Series and 0.15% for Income, Utilities and U.S. Government Securities Series at time of purchase and may be eligible to receive 1.00% for DynaTech and Growth Series and 0.65% for Income, Utilities and U.S. Government Securities Series starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.
5. Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.
---------

XXI. The first paragraph under the section "Choosing a Share Class" on page 58 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

Class A                         Class B & B1                        Class C                              Class R
----------------------------------------------------------------------------------------------------------------------------------
o Initial sales charge of       o No initial sales charge           o Initial sales charge of 1%         o No initial sales charge
  5.25% (DynaTech and
  Growth Series), 4.25%
  (Income, Utilities and
  U.S. Government
  Securities Series)
  or less

o Deferred sales charge of      o Deferred sales charge of 4%       o Deferred sales charge of 1%        o Except for ValuSelect
  1% on purchases of $1           on shares you sell within the       on shares you sell within            plans and plans for which
  million or more sold            first year, declining to 1%         18 months                            Franklin Templeton
  within 12 months.               within six years and                                                     Investments provides
  Effective for purchases         eliminated after that                                                    recordkeeping, deferred
  on or after February 1,                                                                                  sales charge of 1% on
  2002, the holding period                                                                                 shares you sell with 18
  is extended to 18 months.                                                                                months (charged at plan
                                                                                                           level based on initial
                                                                                                           investment for Qualified
                                                                                                           plans).

o Lower annual expenses         o Class B and B1 have higher        o Higher annual expenses than        o Higher annual expenses
 than Class B, B1, C or           annual expenses than Class          Class A (due to higher               than Class A due to
 R due to lower                   A (due to higher                    distribution fees), same as          higher distribution fees
 distribution fees                distribution fees), Class           Class B, lower than Class            (lower than Class B, B1
                                  B same as Class C, and              B1. No conversion to Class A         and Class C). No
                                  Class B1 higher than Class          shares, so annual expenses           conversion to Class A
                                  C. Automatic conversion to          do not decrease.                     shares, so annual
                                  Class A shares after eight                                               expenses do not decrease.
                                  years, reducing future
                                  annual expenses.



XXII. Under the section "Investments of $1 Million or More" on page 59, effective for purchases on or after February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months.

XXIII. The section "Retirement Plans" on page 60 is replaced with the following:

 RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts, when such retirement plans are ineligible to purchase Class R shares.

XXIV. The following is added under the section "Choosing a Share Class" on page 58:

SALES CHARGES - CLASS R

With Class R shares, there is no initial sales charge.

RETIREMENT PLANS Class R shares are available to the following investors:

o Qualified Retirement Plans, including 401(k), profit sharing, money purchase pension and defined benefit plans; ERISA covered 403(b)s, and; certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million,

o ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and

o Investors who open a Franklin Templeton IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO, or a rollover of assets from a same employer sponsored Franklin Templeton money purchase plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.

MAXIMUM PURCHASE AMOUNT The maximum lump sum amount you may invest in Class R share IRA Rollovers is $999,999. We place any investment of $1 million or more in Class A shares since Class A's annual expenses are lower. There is no maximum purchase amount for Qualified plans.

CDSC Except for ValuSelect plans, and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% contingent deferred sales charge (CDSC) on any Class R shares you sell within 18 months of purchase. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 19 of the Prospectus).

DISTRIBUTION AND SERVICE (12B-1) FEES Class R has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders. Because these fees are paid out of Class R's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

XXV. The paragraph heading on page 61 "CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B & C" is replaced with the following:

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B, C & R

XXVI. The second paragraph under "Reinstatement Privilege" on page 62 is replaced with the following:

If you paid a CDSC when you sold your Class A, C or R shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

XXVII. The table under "Buying Shares - Minimum investments" on page 63 is replaced with the following:

BUYING SHARES
-------------

MINIMUM INVESTMENTS
------------------------------------------------------------------------------
                                            Initial          Additional
------------------------------------------------------------------------------
Regular accounts                            $1,000              $50

Automatic investment plans                  $50 ($25 for an     $50 ($25 for an
                                            for an Education    Education IRA)
                                            IRA)
------------------------------------------------------------------------------
UGMA/UTMA accounts                          $100                $50
------------------------------------------------------------------------------
Retirement accounts including
Qualified plans                             no minimum          no minimum
(other than IRAs, IRA
rollovers, Education
IRAs or Roth IRAs)
------------------------------------------------------------------------------
IRAs, IRA rollovers,
Education IRAs or Roth IRAs                 $250                $50
------------------------------------------------------------------------------
Broker-dealer sponsored
wrap account programs                       $250                $50
------------------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of                   $100                $50
Franklin Templeton entities,
and their immediate family members
------------------------------------------------------------------------------

XXVIII. The footnote under the section "Distribution Options" on page 66 is replaced with the following:

 *Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered by that fund.

XXIX. The following sections under "Investor Services" are revised as follows:

 a. Add as the last sentence to "Franklin Templeton Online" on page 67:

  You may also register online for Franklin Templeton's convenient electronic delivery of your important shareholder documents.

 b. Replace the first paragraph of "Telephone/Online Privileges" on page 67 with the following:

  You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals, automatic investment plans).

 c. Add as the third sentence to the second paragraph of "Telephone/Online Privileges" on page 67:

  If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail.

 d. Delete paragraphs three and four of "Telephone/Online  Privileges" on page
 67.

 e. Replace the seventh sentence of the fifth paragraph of "Telephone/Online Privileges" beginning on page 67 with the following:

  Of course, you can decline telephone buy, sell, or exchange privileges on your account application, or choose not to register for online privileges.

XXX. The following sections under "Account Policies" are revised as follows:

 a. Replace the last sentence under "Statements and Reports" beginning on page 72 with the following:

  You also can review and receive these documents on our website if you have registered your account online (please see "Telephone/Online Privileges" on page 67).

 b. Add the following section after Joint Accounts on page 73:

  JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES. You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow each Fund to accept online registration for online services (including electronic delivery of important shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

  o Exchange shares from a jointly registered fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

  o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

  o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

  o Purchase Fund shares by debiting a bank account that may be owned by you; and

  o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

  If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

XXXI. The following paragraph is added under the section "Exchange Privilege" beginning on page 68:

 For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping only, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.


               Please keep this supplement for future reference.





o FCF SA-3
                       SUPPLEMENT DATED JANUARY 1, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION
                        FRANKLIN CUSTODIAN FUNDS, INC.
  (DynaTech, Growth, Income, Utilities and U.S. Government Securities Series)
                             dated February 1, 2001

The Statement of Additional Information is amended as follows:

I. a. The existing Class B of the Income Series is renamed Class B1 and is closed to new investors. If you were a shareholder of record on October 31, 2001, you may continue to add to your account subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend or capital gain distributions. The Fund reserves the right to modify this policy at any time.

b. A new Class B is open to new investors.

II. The following is added at the end of the second paragraph on page 1: The audited financial statements in the Funds' Annual Report to Shareholders, for the fiscal year ended September 30, 2001, are also incorporated by reference.

III. In the section "Organization, Voting Rights and Principal Holders," the following changes are made: (a) The second paragraph is replaced with the following:

The Growth, Utilities, and U.S. Government Securities Series currently offer five classes of shares, Class A, Class B, Class C, Class R and Advisor Class. DynaTech Series currently offers three classes of shares, Class A, Class B and Class C. The Income Series currently offers six classes of shares, Class A, Class B, Class B1, Class C, Class R, and Advisor Class. The Funds may offer additional classes of shares in the future. The full title of each class is:

o DynaTech Series - Class A
o DynaTech Series - Class B
o DynaTech Series -  Class C
o Growth Series - Class A
o Growth Series - Class B
o Growth Series -  Class C
o Growth Series - Class R
o Growth Series - Advisor Class
o Income Series - Class A
o Income Series - Class B
o Income Series - Class B1
o Income  Series - Class C
o Income Series - Class R
o Income Series - Advisor Class
o Utilities Series - Class A
o Utilities Series - Class B
o Utilities Series -  Class C
o Utilities Series - Class R
o Utilities Series - Advisor Class
o U.S. Government Securities Series - Class A
o U.S. Government Securities Series - Class B
o U.S. Government Securities Series - Class C
o U.S. Government Securities Series - Class R
o U.S. Government Securities Series - Advisor Class

(b) The following is added to the section:
 As of December 3, 2001, the principal shareholders of the funds, beneficial or of record, were:

 NAME AND ADDRESS                   SHARE CLASS           PERCENTAGE (%)
-------------------------------------------------------------------------------
GROWTH FUND
Franklin Templeton Bank &           Advisor Class           11.34
Trust/1 Services FBO
Vivian J. Palmieri
P.O. Box 5086
San Mateo, CA 94402-0086
Franklin Templeton Bank &           Advisor Class           20.43
Trust/1 Services FBO
Rupert H. Johnson Jr. IRA
P.O. Box 5086
San Mateo, CA 94402-0086
Franklin Templeton Bank &           Advisor Class            5.11
Trust/1 Services FBO
Martin Wiskemann
P.O. Box 5086
San Mateo, CA 94402-0086
Franklin Templeton Bank &           Advisor Class           22.13
Trust/1 TTEE for Defined
Contribution Services
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA 95741-2438
Franklin Templeton Bank &           Advisor Class           16.58
Trust/1 TTEE for Defined
Contribution Services
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 95741-2438
INCOME FUND
Franklin Templeton Bank &           Advisor Class           20.52
Trust/1 TTEE for Defined
Contribution Services
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA 95741-2438
Franklin Templeton Bank &           Advisor Class           29.01
Trust/1 TTEE for Defined
Contribution Services
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 95741-2438
UTILITIES FUND
c/o Wells Fargo Bank Michigan NA    Advisor Class            9.87
Michigan Omni CC
P.O. Box 1533
Minneapolis, MN 55480
The Washington Trust Company        Advisor Class           11.03
23 Broad St
Westerly, RI 02891-1879
Franklin Templeton Bank &           Advisor Class           56.84
Trust/1 TTEE for Defined
Contribution Services
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 95741-2438
U.S. GOVERNMENT SECURITIES FUND
FTTrust Company, formerly           Advisor Class            8.77
Templeton Funds Trust Co.
100 Fountain Pky
St Petersburg, FL 33716-1205
Franklin Templeton Bank &           Advisor Class           12.45
Trust/1 TTEE for Defined
Contribution Services
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova, CA 95741-2438
Franklin Templeton Bank &           Advisor Class           40.51
Trust/1 TTEE for Defined
Contribution Services
Franklin Resources PSP
P.O. Box 2438
Rancho Cordova, CA 95741-2438

---------
 1. Franklin Templeton Bank & Trust is a California corporation and is wholly owned by Franklin Resources, Inc.
---------

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or directors of the Fund, may be considered beneficial holders of Fund shares held by FTTrust Company (FTTC). As principal shareholders of Franklin Resources, Inc., they may be able to control the voting of Resources' shares of FTTC's shares of the Fund.

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or directors of the Fund, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan. As of December 3, 2002, the officers and board members, as a group, owned of record and beneficially 22.49% of Growth Series, Advisor Class, 1.39% of Utilities Series, Advisor Class and less than 1% of the outstanding shares of the other Funds and classes.

IV. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 22 is replaced with the following:

For DynaTech and Growth Series, the maximum initial sales charge is 5.75% for Class A and 1% for Class C. For Income, Utilities and U.S. Government Securities Series, the maximum initial sales charge is 4.25% for Class A and 1% for Class C. There is no initial sales charge for Class B, B1 and Class R.
V. The two paragraphs under "Buying and Selling Shares - Retirement plans" on page 24 are replaced with the following:

RETIREMENT PLANS. Effective January 1, 2002, (i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

The following investors are eligible to buy Class R shares: (i) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets less than $20 million, (ii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets less than $10 million, and (iii) investors who open an IRA Rollover with less than $1 million from a retirement plan that offered Franklin Templeton funds other than a current or former Franklin Templeton employee or as the result of a spousal rollover, a QDRO or a rollover of assets from a same employer sponsored Franklin Templeton money purchase pension plan in existence prior to January 1, 2002, to a new or existing Franklin Templeton profit sharing plan.
A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

VI. The second and third paragraphs under the section "Buying and Selling Shares
- Dealer compensation" on page 25 are replaced with the following:

FOR DYNATECH AND GROWTH SERIES Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1.00% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

FOR INCOME, UTILITIES AND U.S. GOVERNMENT SECURITIES SERIES Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 0.75% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

VII. The fourth paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 25 is deleted.

VIII. The fifth paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 25 is replaced with the following:

Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

IX. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 25 is replaced with the following:
If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase effective February 1, 2002. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C and Class R shares, a CDSC may apply if you sell your shares within 18 months of purchase. For Class R shares, except for ValueSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

X. The following is added under the section "Buying and Selling Shares - CDSC waivers" on page 26:
o Redemptions of Class R shares by investors if the securities dealer of record waived its commission in connection with the purchase.

XI. The following is added under the section "Buying and Selling Shares," beginning on page 21:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares at NAV if Franklin Templeton Investments is notified by the plan sponsor.

XII. In the section "The Class B and C plans" found on page 30 under "Distribution and service (12b-1) fees" the first three paragraphs are replaced with the following:

THE CLASS B, B1, C AND R PLANS. Under the Class B plan, DynaTech, Growth and Income Series pay Distributors up to 1% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees); and Utilities and U.S. Government Securities Series pay Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees).

Under the Class B1 plan, Income Series pays Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees).

Under the Class C plan, DynaTech and Growth Series pay Distributors up to 1% per year of the class's average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees); and Income, Utilities and U.S. Government Securities Series pay Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees).

Under the Class R plan, Growth, Income, Utilities and U.S. Government Securities Series pay Distributors up to 0.50% per year of the class's average daily net assets.

The Class B, B1, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, B1, C and R shares. Class B and B1 plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

The Class B, B1, C and R plans are compensation plans. They allow each Fund to pay a fee to Distributors that may be more than the eligible expenses Distributors has incurred at the time of the payment. Distributors must, however, demonstrate to the board that it has spent or has near-term plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plans.

Under the Class B plan for DynaTech, Growth, Utilities and U.S. Government Series and the Class B1 plan for the Income Series, the amounts paid by the Funds pursuant to the plan for the fiscal year ended September 30, 2000, were:

XIII. The section heading "The Class A, B, and C plans," found on page 31 under "Distribution and service (12b-1) fees" is replaced with "The Class A, B, B1, C and R plans."

XIV. The following is added under the section "Performance" on page 31:

XV. The first paragraph under PERFORMANCE and the section AVERAGE ANNUAL TOTAL RETURN which begins on page 31 is replaced with the following:

PERFORMANCE
------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions, average annual total return after taxes on distributions and sale of shares, and current yield quotations used by certain of the Funds are based on the standardized methods of computing performance mandated by the SEC. Unless otherwise noted, performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.
The Income Series began offering shares in a new Class B on 11/01/01. Prior to that date, the Fund offered shares in Class B with lower Rule 12b-1 expenses. That share class has since been renamed Class B1 and is closed to new investors. The new Class B performance shown reflects a restatement of the old Class B
(now Class B1) performance to include the Rule 12b-1 fee applicable to the new Class B as though it was in effect from the inception of old Class B
(now Class B1) shares.

Effective January 1, 2002, the Growth, Income, Utilities and U.S. Government Securities Series began offering Class R shares, which do not have initial sales charges. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to January 1, 2002, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but including the effect of the Class R Rule 12b-1 fees; and (b) for periods after January 1, 2002, Class R standardized performance quotations are calculated as described below.

AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES.
Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

The Funds' sales literature and advertising commonly refer to this calculation as the Funds' after tax average annual total return (pre-liquidation). When considering the average annual total return before taxes quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund.
The average annual total returns for the indicated periods ended
September 30, 2001, were:


                    INCEPTION DATE     1 YEAR(%)      5 YEARS(%)    10 YEARS(%)
------------------------------------------------------------------------------
CLASS A
DynaTech Series         01/01/68        -36.71        7.81          10.63
Growth Series           03/31/48        -24.70        5.79          10.05
Income Series           08/31/48         -3.52        6.64           9.20
Utilities Series        09/30/48         -8.08        7.65           7.92
U.S. Government
 Securities Series      05/31/70          6.85        6.60           6.61


                                                                     SINCE
                                    INCEPTION DATE      1 YEAR(%)   INCEPTION(%)
------------------------------------------------------------------------------
CLASS B
DynaTech Series                       02/01/00        -35.98         -22.82
Growth Series                         01/01/99        -23.74          -3.31
Income Series                         11/01/01         -3.93           3.75
Utilities Series                      01/01/99         -8.26           1.14
U.S. Government
 Securities Series                    01/01/99          6.94           5.31


                                                                     SINCE
                                    INCEPTION DATE      1 YEAR(%)   INCEPTION(%)
Class B1
Income Series                         01/01/99         -3.58           4.16


                                                                     SINCE
                    INCEPTION DATE     1 YEAR(%)      5 YEAR(%)     INCEPTION(%)
------------------------------------------------------------------------------
CLASS C
DynaTech Series         09/16/96        -34.67        7.97          8.46
Growth Series           05/01/95        -22.27        6.02          9.84
Income Series           05/01/95         -1.67        6.90          8.08
Utilities Series        05/01/95         -6.37        7.82          8.97
U.S. Government
 Securities Series      05/01/95          6.85        6.60          6.61

The following SEC formula was used to calculate these figures:
                                        n
                                   P(1+T)= ERV
where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS.
Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect. Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.
When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions for the indicated periods ended September 30, 2001, were:


                    INCEPTION DATE     1 YEAR(%)      5 YEARS(%)    10 YEARS(%)
------------------------------------------------------------------------------
CLASS A
DynaTech Series         01/01/68        -37.29        6.84          9.61
Growth Series           03/31/48        -25.76        4.89          9.07
Income Series           08/31/48         -6.64        3.24          5.68
Utilities Series        09/30/48         -9.56        4.93          5.40
U.S. Government
 Securities Series      05/31/70          4.17        3.84          3.74


                                                                     SINCE
                                    INCEPTION DATE      1 YEAR(%)   INCEPTION(%)
------------------------------------------------------------------------------
CLASS B
DynaTech Series                       02/01/00        -36.53         -23.22
Growth Series                         01/01/99        -24.69          -3.94
Income Series                         11/01/01         -6.97           0.53
Utilities Series                      01/01/99         -9.61          -0.87
U.S. Government
 Securities Series                    01/01/99          4.38           2.78


                                                                     Since
                                    INCEPTION DATE      1 YEAR(%)   INCEPTION(%)
------------------------------------------------------------------------------
CLASS B1
Income Series                         01/01/99         -6.63           0.91


                                                                      SINCE
                    INCEPTION DATE     1 YEAR(%)      5 YEAR(%)     INCEPTION(%)
------------------------------------------------------------------------------
CLASS C
DynaTech Series         09/16/96        -35.07        7.17          7.66
Growth Series           05/01/95        -23.16        5.34          9.20
Income Series           05/01/95         -4.68        3.71          4.83
Utilities Series        05/01/95         -7.71        5.30          6.46
U.S. Government
 Securities Series      05/01/95          6.28        4.20          4.26


The following SEC formula was used to calculate these figures:
                                        n
                                  P(1+T) = ATVD
where:
P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions) n = number of years
ATVD = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.
AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES.
Average annual total return after taxes on distributions and sale of Fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of Fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon the sale of Fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.
Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities
(e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.
The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.
When considering the average annual total return after taxes on distributions quotations for Class A and C shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended September 30, 2001, were:


                    INCEPTION DATE     1 YEAR(%)      5 YEARS(%)    10 YEARS(%)
------------------------------------------------------------------------------
CLASS A
DynaTech Series         01/01/68        -22.26          6.03           8.57
Growth Series           03/31/48        -14.13          4.45           8.09
Income Series           08/31/48         -1.89          3.67           5.74
Utilities Series        09/30/48         -4.83          4.98           5.27
U.S. Government
 Securities Series      05/31/70          4.07          3.86           3.83


                                                                     SINCE
                                    INCEPTION DATE      1 YEAR(%)   INCEPTION(%)
------------------------------------------------------------------------------
CLASS B
DynaTech Series                       02/01/00        -21.82         -18.04
Growth Series                         01/01/99        -13.50          -2.61
Income Series                         11/01/01         -2.12           1.47
Utilities Series                      01/01/99         -4.94          -0.01
U.S. Government
 Securities Series                    01/01/99          4.14           2.94


                                                                      SINCE
                                    INCEPTION DATE      1 YEAR(%)   INCEPTION(%)
------------------------------------------------------------------------------
Class B1
Income Series                         01/01/99         -1.91           1.77


                                                                     SINCE
                    INCEPTION DATE     1 YEAR(%)      5 YEARS(%)    INCEPTION(%)
------------------------------------------------------------------------------
CLASS C
DynaTech Series         09/16/96        -21.04        6.25          6.66
Growth Series           05/01/95        -12.61        4.76          8.04
Income Series           05/01/95         -0.75        4.01          4.94
Utilities Series        05/01/95         -3.79        5.23          6.18
U.S. Government
 Securities Series      05/01/95          5.28        4.10          4.17

The following SEC formula was used to calculate these figures:
                                        n
                                 P(1+T) = ATVDR
where:
P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions and redemption) n = number of years
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption

XVI. The following information is added to the applicable sections under PERFORMANCE beginning on page 32:

CUMULATIVE TOTAL RETURN
The cumulative total returns for the indicated periods ended September 30,2001, were:


                   INCEPTION DATE      1 YEAR(%)      5 YEARS(%)     10 YEARS(%)
------------------------------------------------------------------------------
CLASS A
DynaTech Series         01/01/68        -36.71        45.64          174.55
Growth Series           03/31/48        -24.70        32.52          160.53
Income Series           08/31/48         -3.52        37.89          141.11
Utilities Series        09/30/48         -8.08        44.57          114.35
U.S. Government
 Securities Series      05/31/70          6.85        37.63           89.63


                                                                     SINCE
                                    INCEPTION DATE    1 YEAR(%)    INCEPATION(%)
------------------------------------------------------------------------------
CLASS B
DynaTech Series                       02/01/00        -35.98         -35.05
Growth Series                         01/01/99        -23.74          -8.82
Income Series                         11/01/01         -3.93          10.65
Utilities Series                      01/01/99         -8.26           3.16
U.S. Government
 Securities Series                    01/01/99          6.94          15.29


                                                                       SINCE
                                    INCEPTION DATE    1 YEAR(%)    INCEPATION(%)
------------------------------------------------------------------------------
CLASS B1
Income Series                         01/01/99         -3.58          11.84


                                                                       SINCE
                    INCEPTION DATE     1 YEAR(%)      5 YEARS(%)    INCEPTION(%)
------------------------------------------------------------------------------
CLASS C
DynaTech Series         09/16/96        -34.67        -46.76          50.59
Growth Series           05/01/95        -22.27         33.95          82.62
Income Series           05/01/95         -1.67         39.58          64.72
Utilities Series        05/01/95         -6.37         45.70          73.56
U.S. Government
 Securities Series      05/01/95          8.81         38.60          53.10


CURRENT YIELD
The yields for the 30-day period ended September 30, 2001, were:

CLASS A                                     Yield (%)
------------------------------------------------------------------------------
Income Series                                7.06
Utilities Series                             4.54
U.S. Government Securities Series            5.50

CLASS B                                     Yield (%)
------------------------------------------------------------------------------
Utilities Series                             4.21
U.S. Government Securities Series            5.20

CLASS B1                                    Yield (%)
------------------------------------------------------------------------------
Income Series                                6.86

CLASS C                                     Yield (%)
------------------------------------------------------------------------------
Income Series                                6.79
Utilities Series                             4.17
U.S. Government Securities Series            5.15

 CURRENT DISTRIBUTION RATE
 The current distribution rates for the 30-day period ended September 30, 2001, were:

CLASS A                                     Distribution Rate (%)
------------------------------------------------------------------------------
Income Series                                7.96
Utilities Series                             4.28
U.S. Government Securities Series            6.05

CLASS B                                     Distribution Rate (%)
------------------------------------------------------------------------------
Utilities Series                             3.98
U.S. Government Securities Series            5.84

CLASS B1                                    Distribution Rate (%)
------------------------------------------------------------------------------
Income Series                                7.83

CLASS C                                     Distribution Rate (%)
------------------------------------------------------------------------------
Income Series                                7.67
Utilities Series                             3.94
U.S. Government Securities Series            5.76


              PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.



                          FRANKLIN CUSTODIAN FUNDS, INC.
                                 FILE NOS. 2-11346
                                     & 811-537

                                     FORM N-1A
                                      PART C
                                 OTHER INFORMATION

    ITEM 23.    EXHIBITS

         The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

    (a)    Articles of Incorporation

            (i) Agreement and Articles of Merger dated November 7, 1979
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (ii) Articles of Amendment dated October 14, 1985
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (iii)Certificate of Amendment to Articles of Incorporation dated March 21, 1995
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

          (iv) Certificate of Correction to the Articles Supplementary to the Charter dated August 22, 1996
                Filing: Post-Effective Amendment No. 77 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: January 29, 1998

           (v)  Articles Supplementary to the Charter dated January 22, 1997
                Filing: Post-Effective Amendment No. 77 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: January 29, 1998

         (vi) Articles Supplementary to Articles of Incorporation dated December 15, 1998
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

      (b)  By-Laws

           (i)  By-Laws
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

      (c)  Instruments Defining rights of Securities Holders

               Not Applicable

      (d)  Investment Advisory Contracts

           (i) Management Agreement between the Registrant on behalf of the DynaTech Series and Franklin Advisers, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (ii) Management Agreement between the Registrant on behalf of the Income Series and Franklin Advisers, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

          (iii) Management Agreement between the Registrant on behalf of the U.S. Government Securities Series and Franklin Advisers, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (iv) Management Agreement between the Registrant on behalf of the Utilities Series and Franklin Advisers, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (v) Management Agreement between Registrant on behalf of the Growth Series and Franklin Investment Advisory Services, Inc. dated July 1, 1997
                Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: January 29, 1998

      (e)  Underwriting contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

           (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

      (f)  Bonus or Profit Sharing Contracts

             Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 74 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: August 19, 1996

         (ii)   Amendment dated May 7, 1997 to the Master Custody
                Agreement dated February 16, 1996 between the Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 77 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: January 29, 1998

         (iii) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 78 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: November 27, 1998

        (iv) Amendment dated March 28, 2001 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 83 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: October 29, 2001

         (v) Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and Bank of New York made as of February 16, 1996
                Filing: Post-Effective Amendment No. 83 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: October 29, 2001

         (vi) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
                Filing: Post-Effective Amendment No. 83 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: October 29, 2001

         (vii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 74 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: August 19, 1996

      (h)  Other Material Contracts

         (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

      (i)  Legal Opinion

          (i)   Opinion and Consent of Counsel dated November 6, 1998
                Filing: Post-Effective Amendment No. 80 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: December 30, 1998

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)  Omitted Financial Statements

             Not Applicable

      (l)  Initial Capital Agreements

           (i)  Letter of Understanding dated April 12, 1995
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (ii) Subscription Agreement for DynaTech Series - Class C dated September 13, 1996
                Filing: Post-Effective Amendment No. 75 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: December 31, 1996

      (m)  Rule 12b-1 Plan

           (i) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the DynaTech Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (ii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

          (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Income Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

          (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. Government Securities Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

           (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Series and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: April 27, 1995

          (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Series, Income Series and U.S. Government Securities Series - Class C and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

         (vii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Series and DynaTech Series
                - Class C and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

         (viii) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Growth Series - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

         (ix) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Utilities Series, Income Series and U.S. Government Securities Series - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

         (x) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of DynaTech Series - Class B and Franklin/Templeton Distributors, Inc. dated February 1, 2000
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

         (xi) Distribution Plan Class B pursuant to Rule 12b-1 on behalf of Income Series between the Registrant and Franklin/Templeton Distributors, Inc. dated November 1, 2001

         (xii) Distribution Plan Class R pursuant to Rule 12b-1 on Growth Series, Income Series, U.S. Government Securities Series and Utilities Series between the Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2002

      (n)  Rule 18f-3 Plan

          (i)   Multiple Class Plan for Growth Series dated March 19, 1998
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

         (ii)   Multiple Class Plan for Utilities Series dated March 19, 1998
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

         (iii)  Multiple Class Plan on behalf of Income Series dated July 19,
                2001
                Filing: Post-Effective Amendment No. 83 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: October 29, 2001

         (iv)   Multiple Class Plan for Income Series dated March 19, 1998
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

          (v) Multiple Class Plan for U.S. Government Securities Series dated March 19, 1998
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

          (vi)  Multiple Class Plan for DynaTech Series dated February 1, 2000
                Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
                File No. 2-11346
                Filing Date: January 31, 2001

         (vii)  Multiple Class Plan for Growth Series dated
                October 9, 2001

        (viii) Multiple Class Plan for U.S. Government Securities Series dated October 9, 2001

          (ix)  Multiple Class Plan for Utilities Series dated October 9, 2001

          (x)   Multiple Class Plan for Income Series dated October 9, 2001

      (p)  Code of Ethics

           (i)  Code of Ethics
                Filing: Post-Effective Amendment No. 83 to
                Registration Statement on Form N-1A
                File No. 2-11346
                Filing Date: October 29, 2001

      (q)  Power of Attorney

           (i)  Power of Attorney dated January 20, 2000
                Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
                File No. 2-11346
                Filing Date: January 31, 2000

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the By-Laws, Management, and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of the Registrant's managers also serve as officers and/or directors or trustees for (1) the advisor's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Forms ADV of the Funds' investment advisors Franklin Advisers, In. (SEC File 801-26292), Franklin Investment Advisory Services, Inc. (SEC File 801-52152) incorporated herein by reference, which sets forth the officers and directors of the investment advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Growth and Income Fund
Franklin Gold and Precious Metals Fund
Franklin Global Trust
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 will be kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, LLC, both of whose address is One Franklin Parkway, San Mateo, Ca 94403-1906.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

    Not Applicable

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it all meets of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 20th day of December, 2001.


                                    FRANKLIN CUSTODIAN FUNDS, INC.
                                    (Registrant)

                                     By: /s/ David P. Goss
                                         ------------------------
                                         David P. Goss
                                         Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

CHARLES B. JOHNSON*                 Principal Executive
-------------------
Charles B. Johnson                  Officer and Director
                                    Dated: December 20, 2001

MARTIN L. FLANAGAN*                 Principal Financial Officer
-------------------
Martin L. Flanagan                  Dated: December 20, 2001

KIMBERLEY H. MONASTERIO*            Principal Accounting Officer
------------------------
Kimberley H. Monasterio             Dated: December 20, 2001

HARRIS J. ASHTON*                   Director
-----------------
Harris J. Ashton                    Dated: December 20, 2001

S. JOSEPH FORTUNATO*                Director
--------------------
S. Joseph Fortunato                 Dated: December 20, 2001

EDITH E. HOLIDAY*                   Director
-----------------
Edith E. Holiday                    Dated: December 20, 2001

RUPERT H. JOHNSON, JR.*             Director
-----------------------
Rupert H. Johnson, Jr.              Dated: December 20, 2001

GORDON S. MACKLIN*                  Director
------------------
Gordon S. Macklin                   Dated: December 20, 2001




*By   /s/ David P. Goss
      ------------------------------------
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)

                        FRANKLIN CUSTODIAN FUNDS, INC.
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.             DESCRIPTION                        LOCATION

EX-99.(a)(i)            Agreement and Articles of Merger       *
                        dated November 7, 1979

EX-99.(a)(ii)           Articles of Amendment dated            *
                        October 14, 1985

EX-99.(a)(iii)          Certificate of Amendment to            *
                        Articles of Incorporation dated
                        March 21, 1995

EX-99.(a)(iv)           Certificate of Correction to the       *
                        Articles Supplementary to the
                        Charter dated August 22, 1996

EX-99.(a)(v)            Articles Supplementary to the          *
                        Charter dated January 22, 1997

EX-99.(a)(vi)           Articles Supplementary to              *
                        Articles of Incorporation dated
                        December 15, 1998

EX-99.(b)(i)            By-Laws                                *

EX-99.(d)(i)            Management Agreement between the       *
                        Registrant on behalf of the
                        Dynatech Series and Franklin
                        Advisers, Inc. dated May 1, 1994

EX-99.(d)(ii)           Management Agreement between the       *
                        Registrant on behalf of the
                        Income Series and Franklin
                        Advisers, Inc. dated May 1, 1994

EX-99.(d)(iii)          Management Agreement between the       *
                        Registrant on behalf of the U.S.
                        Government Securities Series and
                        Franklin Advisers, Inc. dated
                        May 1, 1994

EX-99.(d)(iv)           Management Agreement between the       *
                        Registrant on behalf of the
                        Utilities Series and Franklin
                        Advisers, Inc. dated May 1, 1994

EX-99.(d)(v)            Management Agreement between the       *
                        Registrant on behalf of the
                        Growth Series and Franklin
                        Advisers, Inc. dated July 1, 1997

EX-99.(e)(i)            Amended and Restated                   *
                        Distribution Agreement between
                        the Registrant and
                        Franklin/Templeton Distributors,
                        Inc., dated October 31, 2000

EX-99.(e)(ii)           Forms of Dealer Agreements             *
                        between Franklin/Templeton
                        Distributors, Inc. and
                        Securities Dealers dated March
                        1, 1998

EX-99.(g)(i)            Master Custody Agreement between       *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(g)(ii)           Amendment dated May 7, 1997 to         *
                        the Master Custody Agreement
                        dated February 16, 1996 between
                        the Registrant and Bank of New
                        York

EX-99.(g)(iii)          Amendment dated February 27,           *
                        1998 to the Master Custody
                        Agreement dated February 16,
                        1996 between the Registrant and
                        Bank of New York

EX-99.(g)(iv)           Amendment dated March 28, 2001         *
                        to Exhibit A of the Master
                        Custody Agreement between the
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(g)(v)            Amendment dated May 16, 2001 to        *
                        Master Custody Agreement between
                        Registrant and Bank of New York made
                        as of February 16, 1996

EX-99.(g)(vi)           Amended and Restated Foreign           *
                        Custody Manager Agreement
                        between the Registrant and Bank
                        of New York made as of May 16,
                        2001

EX-99.(g)(vii)          Terminal Link Agreement between        *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.(h)(i)            Subcontract for Fund                   *
                        Administrative Services dated
                        January 1, 2001 between Franklin
                        Advisers, Inc. and Franklin
                        Templeton Services, LLC

EX-99.(i)(i)            Opinion and Consent of Counsel         *
                        dated November 6, 1998

EX-99.(j)(i)            Consent of Independent Auditors    Attached

EX-99.(l)(i)            Letter of Understanding dated          *
                        April 12, 1995

EX-99.(l)(ii)           Subscription Agreement for             *
                        DynaTech Series - Class C dated
                        September 13, 1996

EX-99.(m)(i)            Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        DynaTech Series and
                        Franklin/Templeton Distributors,
                        Inc. dated May 1, 1994

EX-99.(m)(ii)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Growth Series and
                        Franklin/Templeton Distributors,
                        Inc. dated May 1, 1994

EX-99.(m)(iii)          Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Income Series and
                        Franklin/Templeton Distributors,
                        Inc. dated May 1, 1994

EX-99.(m)(iv)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the U.S.
                        Government Securities  Series
                        and Franklin/Templeton
                        Distributors, Inc. dated May 1,
                        1994

EX-99.(m)(v)            Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Utilities Series and
                        Franklin/Templeton Distributors,
                        Inc. dated May 1, 1994

EX-99.(m)(vi)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Utilities Series, Income Series
                        and U.S. Government Securities
                        Series - Class C and
                        Franklin/Templeton Distributors,
                        Inc. dated October 21, 2000

EX-99.(m)(vii)          Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Growth Series and DynaTech
                        Series - Class C and
                        Franklin/Templeton Distributors,
                        Inc. dated October 21, 2000

EX-99.(m)(viii)         Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Growth Series - Class B and
                        Franklin/Templeton Distributors,
                        Inc. dated October 16, 1998

EX-99.(m)(ix)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        Utilities Series, Income Series
                        and U.S. Government Securities
                        Series - Class B and
                        Franklin/Templeton Distributors,
                        Inc. dated October 16, 1998

EX-99.(m)(x)            Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant on behalf of the
                        DynaTech Series - Class B and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2000

EX-99.(m)(xi)           Class B Distribution Plan          Attached
                        pursuant to Rule 12b-1 on behalf
                        of Income Series between the
                        Registrant and
                        Franklin/Templeton Distributors,
                        Inc. dated November 1, 2001

EX-99.(m)(xii)          Distribution Plan Class R          Attached
                        pursuant to Rule 12b-1 on Growth
                        Series, Income Series, U.S.
                        Government Securities Series
                        between the Registrant and
                        Franklin/Templeton Distributors,
                        Inc. dated January 1, 2002

EX-99.(n)(i)            Multiple Class Plan for Growth         *
                        Series dated March 19, 1998

EX-99.(n)(ii)           Multiple Class Plan for                *
                        Utilities Series dated March 19,
                        1998

EX-99.(n)(iii)          Multiple Class Plan on behalf of       *
                        Income Series dated July 19, 2001

EX-99.(n)(iv)           Multiple Class Plan for Income         *
                        Series dated March 19, 1998

EX-99.(n)(v)            Multiple Class Plan for U.S.           *
                        Government Securities Series
                        dated March 19, 1998

EX-99.(n)(vi)           Multiple Class Plan for DynaTech       *
                        Series dated February 1, 2000

EX-99.(n)(vii)          Multiple Class Plan for Growth     Attached
                        Series dated October 9, 2001

EX-99.(n)(viii)         Multiple Class Plan for U.S.       Attached
                        Government Securities Series
                        dated October 9, 2001

EX-99.(n)(ix)           Multiple Class Plan for            Attached
                        Utilities Series dated October
                        9, 2001

EX-99.(n)(x)            Multiple Class Plan for Income     Attached
                        Series dated October 9, 2001

EX-99.(p)(i)            Code of Ethics                         *

EX-99.(q)(i)            Power of Attorney dated January        *
                        20, 2000


*Incorporated By Reference